TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCK - 4.25%	Shares	Value

Investment Companies - 4.25%
Blackstone Secured Lending Fund	42,500	$1,119,025

TOTAL COMMON STOCK (Cost $1,131,314)		1,119,025

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.000%(a) (e)	4,286	—

TOTAL PREFERRED STOCK (Cost $60,019)		—

CLOSED-END FUNDS - 2.13%

Asset Allocation Fund - 0.60%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	20,028	159,223

Equity Fund - 1.53%
Royce Small-Cap Trust, Inc.	24,975	402,098

TOTAL CLOSED END FUNDS (Cost $524,733)		561,321

EXCHANGE-TRADED FUNDS - 85.47%

Alternative Funds - 2.10%
iShares Ethereum Trust ETF(a)	7,000	157,010
VanEck Bitcoin ETF/U.S.(a)	16,000	395,680
		552,690
Debt Funds - 62.96%
BondBloxx Private Credit CLO ETF	15,000	751,800
iShares 1-3 Year Treasury Bond ETF	10,000	828,200
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	34,000	770,780
iShares Broad USD High Yield Corporate Bond ETF	20,000	747,900
State Street DoubleLine Total Return Tactical ETF	75,000	3,018,750
State Street SPDR Bloomberg High Yield Bond ETF	12,500	1,215,125
State Street SPDR Bloomberg Short Term High Yield Bond ETF	100,000	2,532,000
State Street SPDR Portfolio Aggregate Bond ETF	120,000	3,090,000
State Street SPDR Portfolio Corporate Bond ETF	60,000	1,760,400
State Street SPDR Portfolio Long Term Treasury ETF	25,000	661,750
Vanguard Short-Term Corporate Bond ETF	15,000	1,195,950
		16,572,655
Equity Funds - 20.41%
Invesco S&P 500 Equal Weight ETF	2,000	383,120
iShares Select Dividend ETF	5,000	705,700
JPMorgan Equity Premium Income ETF	10,000	572,400
State Street SPDR S&P Regional Banking ETF	20,000	1,296,200
State Street Utilities Select Sector SPDR ETF	10,000	426,900
VanEck BDC Income ETF	35,000	496,300
Vanguard International High Dividend Yield ETF	14,000	1,260,000
YieldMax BABA Option Income Strategy ETF	17,500	231,350
		5,371,970

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,854,173)		22,497,315

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

WARRANTS - 0.00%	Shares	Value

Harbor Custom Development, Inc., $59.40, 10/05/2026(a) (e)	37,500	$—

TOTAL WARRANTS (Cost $375)		—

BONDS & NOTES - 0.04%	Principal Amount

ASSET-BACKED SECURITIES - 0.01%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.455%, due 12/25/2033(c)	$18	61
Countrywide Asset-Backed Certificates, 4.151%, due 10/25/2017(c) (d)	3,225	2,895
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029(c)	2	2

Total Asset-Backed Securities (Cost $3,245)		2,958

MORTGAGE-BACKED SECURITIES - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,060	1,826
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.911%, due 09/25/2036(c)	18,234	4,738

Total Mortgage-Backed Securities (Cost $11,885)		6,564

TOTAL BONDS & NOTES (Cost $15,130)		9,522

SHORT-TERM INVESTMENT - 8.05%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 3.62%(b)	2,120,275	2,120,275

TOTAL SHORT TERM INVESTMENT (Cost $2,120,275)		2,120,275

INVESTMENTS AT VALUE (Cost $25,706,019) - 99.94%		$26,307,458

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.06%		15,381

NET ASSETS - 100.00%		$26,322,839

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

(c) Variable rate security - Interest rate shown represents the rate on December 31, 2025.

(d) Principal payments are still being received, not yet matured.

(e) These securities are currently valued by the Valuation Designee using fair valuation procedures approved by the Board of Trustees. These securities have a total value of $0 which is 0.00% of the Fund’s net assets.

The following abbreviations are used in this portfolio:

BABA - Alibaba Group Holdings Limited

BDC - Business Development Company

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

S&P - Standard and Poors

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCK - 30.04%	Shares	Value

Aerospace & Defense - 4.77%
Boeing Co.(a)	7,000	$1,519,840

Auto Manufacturers - 2.82%
Tesla, Inc.(a)	2,000	899,440

Biotechnology - 0.99%
Immix Biopharma, Inc.(a)	60,000	313,800

Computers - 4.65%
International Business Machines Corp.	5,000	1,481,050

Environmental Control - 0.27%
PureCycle Technologies, Inc.(a)	10,000	85,900

Internet - 5.80%
Alibaba Group Holding Ltd. - Hong Kong - ADR	9,000	1,319,220
Meta Platforms, Inc. - Class A	800	528,072
		1,847,292

Investment Companies - 3.37%
Blackstone Secured Lending Fund	32,500	855,725
Core Scientific, Inc.(a)	15,000	218,400
		1,074,125

Pharmaceuticals - 5.32%
Eli Lilly & Co.	1,500	1,612,020
Inhibikase Therapeutics, Inc.(a)	40,000	82,000
		1,694,020

Real Estate - 0.00%
Harbor Custom Development, Inc.(a) (f)	7,500	—

Semiconductors - 2.05%
NVIDIA Corp.	3,500	652,750

TOTAL COMMON STOCK (Cost $9,369,604)		9,568,217

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.00%(a) (f)	5,714	—

TOTAL PREFERRED STOCK (Cost $112,220)		—

CLOSED-END FUND - 0.84%

Equity Fund - 0.84%
Royce Small-Cap Trust, Inc.	16,668	268,355

TOTAL CLOSED-END FUND (Cost $250,000)		268,355

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 53.38%	Shares	Value

Alternative Funds - 2.71%
iShares Ethereum Trust ETF(a)	12,000	$269,160
VanEck Bitcoin ETF/U.S.(a)	24,000	593,520
		862,680

Commodity Fund - 0.91%
abrdn Physical Palladium Shares ETF(a)	2,000	290,760

Debt Fund - 4.53%
iShares 7-10 Year Treasury Bond ETF	15,000	1,442,400

Equity Funds - 45.23%
Invesco S&P 500 Equal Weight ETF	6,000	1,149,360
iShares China Large-Cap ETF	25,000	957,250
iShares Core S&P Mid-Cap ETF	14,000	924,000
iShares Core S&P Small-Cap ETF	8,500	1,021,530
iShares MSCI Hong Kong ETF	15,000	318,750
iShares MSCI Japan ETF	5,000	403,700
SPDR S&P 500 ETF Trust	5,000	3,409,600
State Street Health Care Select Sector SPDR ETF	5,050	781,740
State Street SPDR S&P 600 Small Cap Growth ETF	7,500	706,425
State Street SPDR S&P Biotech ETF	9,000	1,097,370
State Street SPDR S&P Pharmaceuticals ETF	7,500	420,075
State Street SPDR S&P Regional Banking ETF	20,000	1,296,200
VanEck BDC Income ETF	15,000	212,700
VanEck Uranium and Nuclear ETF	7,500	931,500
Vanguard Small-Cap ETF	3,000	773,850
		14,404,050

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,671,744)		16,999,890

MUTUAL FUNDS - 3.43%

Asset Allocation Fund - 1.55%
Gator Capital Long/Short Fund	8,374	494,641

Equity Fund - 1.88%
LS Opportunity Fund - Institutional Class	33,212	598,475

TOTAL MUTUAL FUNDS (Cost $1,065,263)		1,093,116

WARRANTS - 0.00%
Harbor Custom Development, Inc., $100.00, 06/10/2026(a) (f)	12,500	—
Harbor Custom Development, Inc., $59.40, 10/05/2026(a) (f)	22,500	—
		—

TOTAL WARRANTS (Cost $350)		—

BONDS & NOTES - 0.01%	Principal Amount

ASSET-BACKED SECURITY - 0.00%
Countrywide Asset-Backed Certificates, 4.151%, due 10/25/2017(c) (d)	$1,075	965

Total Asset Backed Securities (Cost $1,075)		965

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

BONDS & NOTES - 0.01% (continued)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	$687	$609
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.911%, due 09/25/2036(c)	6,078	1,579
		2,188

Total Mortgage-Backed Securities (Cost $3,982)		2,188

TOTAL BONDS & NOTES (Cost $5,057)		3,153

	Shares
SHORT-TERM INVESTMENT - 12.28%
Federated Hermes Government Obligations Fund - Institutional Shares, 3.62%(b)	3,910,304	3,910,304

TOTAL SHORT-TERM INVESTMENT (Cost $3,910,304)		3,910,304

INVESTMENTS AT VALUE (Cost $30,384,542) - 99.98%		$31,843,035

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.02%		6,964

NET ASSETS - 100.00%		$31,849,999

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

(c) Variable rate security - Interest rate shown represents the rate on December 31, 2025.

(d) Principal payments are still being received, not yet matured.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

BDC - Business Development Companies

ETF - Exchange-Traded Fund

LS - Long-Short

Ltd. - Limited

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”), and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

Fair Value Measurements (continued)

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2025.

Global Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1) (2)	$9,568,217	$—	$—	$9,568,217
Preferred Stock(1) (2)	—	—	—	—
Closed-End Funds(1)	268,355	—	—	268,355
Exchange-Traded Funds(1)	16,999,890	—	—	16,999,890
Mutual Funds(1)	1,093,116	—	—	1,093,116
Warrants(2)	—	—	—	—
Asset-Backed Securities	—	965	—	965
Mortgage-Backed Securities	—	2,188	—	2,188
Short-Term Investment	3,910,304	—	—	3,910,304
Total Assets	$31,839,882	$3,153	$—	$31,843,035

(1) For a detailed break-out of common stock, CEFs, ETFs, mutual funds and preferred stock by industry or asset class, please refer to the Schedules of Investments.

(2) Investments in Harbor Custom Development, Inc. common stock, preferred stock and warrants are being valued at zero by the Adviser using Level 3 inputs.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

Fair Value Measurements (continued)

Income Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1)	$1,119,025	$—	$—	$1,119,025
Preferred Stock(1) (2)	—	—	—	—
Closed-End Funds(1)	561,321	—	—	561,321
Exchange-Traded Funds(1)	22,497,315	—	—	22,497,315
Warrants(2)	—	—	—	—
Asset-Backed Securities	—	2,958	—	2,958
Mortgage-Backed Securities	—	6,564	—	6,564
Short-Term Investment	2,120,275	—	—	2,120,275
Total Assets	$26,297,936	$9,522	$—	$26,307,458

(1) For a detailed break-out of common stock, preferred stock, ETFs and CEFs by industry or asset class, please refer to the Schedules of Investments.

(2) Investments in Harbor Custom Development, Inc. common stock, preferred stock and warrants are being valued at zero by the Adviser using Level 3 inputs.

Following is a reconciliation of the Harbor Custom Development, Inc. investments in which significant unobservable inputs (Level 3) were used in determining fair values in the Funds:

Global Fund	Balance as of September 30, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stock	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—
TOTALS	$—	$—	$—	$—	$—	$—	$—	$—

Income Fund	Balance as of September 30, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025
Warrants	$—	$—	$—	$—	$—	$—	$—	$—
TOTALS	$—	$—	$—	$—	$—	$—	$—	$—

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2025:

Quantitative information about Level 3 fair value measurements

Global Fund	Fair value at 12/31/2025	Valuation technique(s)	Unobservable input	Range

Common Stock	$—	Adviser	Estimated proceeds from bankruptcy reorganization(1)	$—
Preferred Stock	$—	Adviser	Estimated proceeds from bankruptcy reorganization(1)	—
Warrants	—	Adviser	Estimated proceeds from bankruptcy reorganization(1)	—

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

Fair Value Measurements (continued)

Income Fund	Fair value at 12/31/2025	Valuation technique(s)	Unobservable input	Range

Preferred Stock	$—	Adviser	Estimated proceeds from bankruptcy reorganization(1)	$—
Warrants	—	Adviser	Estimated proceeds from bankruptcy reorganization(1)	—

(1)	A significant increase in this input in isolation would result in a significantly higher fair value measurement. Unobservable inputs from the broker quotes were not included because the Income Fund does not develop the quantitative inputs and they are not readily available.

The total change in unrealized appreciation attributable to Level 3 investments still held at December 31, 2025 is shown below.

Total Change in Unrealized Appreciation
Global Fund	$—
Income Fund	$—

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”), closed-end funds (“CEFs”) and mutual funds (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at December 31, 2025, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the three months ended December 31, 2025 were as follows:

Global Fund:	Value as of September 30, 2025	Realized gain	Change in unrealized appreciation	Purchases(1)	Sales	Value as of December 31, 2025	Shares held as of December 31, 2025	Income received
Income Fund	$1,309,845	$103,142	$(109,394)	$—	$(1,303,593)	$—	—	$—
Total	$1,309,845	$103,142	$(109,394)	$—	$(1,303,593)	$—	—	$—

(1)	Represents dividends reinvested.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2025 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Fund	$30,500,467	$2,277,009	$(934,441)	$1,342,568
Income Fund	25,735,305	917,562	(345,409)	572,153

The differences between book and tax basis unrealized appreciation (depreciation) from investments are primarily attributable to the tax deferral of losses on wash sales.